Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

July 15, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street
Washington, D.C. 20549

Dear Sir or Madam:

Re:           Underlying Funds Trust
1940 Act Registration No. 811-21895

Transmitted herewith is a Preliminary Information Statement on behalf of Underlying Funds Trust (the “Trust”) and its series, The Arbitrage – 1 Portfolio, The Distressed/Hedged Income Portfolio (formerly, The Deep Value Hedged Income – 1 Portfolio), The Distressed Securities & Special Situations – 1 Portfolio, The Energy and Natural Resources Portfolio (formerly, The Energy and Natural Resources – 1 Portfolio), The Event Driven and Risk Arbitrage Portfolio (formerly, The Merger Arbitrage – 1 Portfolio), The Global Hedged Income –1 Portfolio, The Income Arbitrage Portfolio (formerly, The Arbitrage – 2 Portfolio), The Long/Short Equity – Earnings Revision – 1 Portfolio, The Long/Short Equity – Growth –1 Portfolio, The Long/Short Equity Hedge Portfolio (formerly, The Long/Short Equity – Deep Discount Value – 1 Portfolio), The Long/Short Equity – International – 1 Portfolio, The Long/Short Equity Market Neutral Portfolio (formerly, The Long/Short Equity – Momentum – 1 Portfolio), and The Long/Short Equity – REIT – 1 Portfolio (together the “Funds”).  This Preliminary Information Statement will be furnished by the Board of Trustees of the Trust (the “Board”) to the shareholders of the Funds, in lieu of a proxy statement pursuant to the terms of an exemption order issued by the U.S. Securities and Exchange Commission in connection with the Board’s approval of new sub-advisory agreements.

Please direct all questions or comments regarding this filing to the undersigned at (212) 885-5239.  I look forward to hearing from you.

Sincerely,

/s/ Thomas R. Westle
Thomas R. Westle, Esq.
Counsel to the Trust